                                             Supplement to Prospectus dated May 1, 2002
                                                 Supplement dated January 31, 2003

This  Supplement  should be retained with the current  Prospectus  for your  variable  life policy  issued by American  Skandia Life
Assurance  Corporation  ("American  Skandia").  If you do not  have  a  current  Prospectus,  please  contact  American  Skandia  at
1-800-766-4530.

                                                         SUB-ADVISOR CHANGE

Montgomery Variable Series - Emerging Markets Portfolio/Sub-account
Effective  January 20, 2003,  Gartmore  Global Asset  Management  Trust will be the interim  investment  advisor and Gartmore Global
Partners  will be the  interim  sub-advisor  for the  Montgomery  Variable  Series -  Emerging  Markets  portfolio.  The  investment objective of the Montgomery Variable Series - Emerging Markets portfolio is unchanged.

SPVLI/FPVLI/FOCUS/HORIZON-SUPP (01/31/2003)                                                                     VLISUPP (01/31/2003)